All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 74.5%
Equity Real Estate Investment Trusts (REITs) – 29.1%
Diversified REITs – 2.0%
Charter Hall Group(a)	128,410	$1,072,343
Covivio SA/France	16,129	830,276
Essential Properties Realty Trust, Inc.	131,550	3,892,565
KDX Realty Investment Corp.	673	693,846
Land Securities Group PLC	221,930	1,814,812
Merlin Properties Socimi SA	83,640	955,158
Stockland(a)	1,601,320	4,836,643

		14,095,643

Health Care REITs – 3.5%
Aedifica SA	17,060	1,084,378
Alexandria Real Estate Equities, Inc.	39,940	4,684,562
American Healthcare REIT, Inc.	232,390	3,704,297
Ventas, Inc.	100,120	5,450,533
Welltower, Inc.	85,300	9,489,625

		24,413,395

Hotel & Resort REITs – 1.0%
Hoshino Resorts REIT, Inc.	260	899,472
Invincible Investment Corp.(a)	576	260,899
Japan Hotel REIT Investment Corp.	2,213	1,130,445
Park Hotels & Resorts, Inc.	89,660	1,350,280
Ryman Hospitality Properties, Inc.	22,460	2,257,455
Xenia Hotels & Resorts, Inc.	76,060	1,055,713

		6,954,264

Industrial REITs – 6.3%
CapitaLand Ascendas REIT	1,429,400	2,918,203
Dream Industrial Real Estate Investment Trust	152,284	1,486,827
Goodman Group	176,150	4,066,614
Lineage, Inc.(b)	21,869	1,921,848
Mapletree Industrial Trust	456,200	791,558
Mitsui Fudosan Logistics Park, Inc.(a)	667	1,879,403
Nippon Prologis REIT, Inc.	992	1,638,980
Prologis, Inc.	147,771	18,626,535
Rexford Industrial Realty, Inc.	84,950	4,256,845
Segro PLC	263,090	3,096,729
STAG Industrial, Inc.	46,100	1,881,341
Tritax Big Box REIT PLC	1,004,790	2,135,754

		44,700,637

Office REITs – 1.3%
BXP, Inc.	23,860	1,701,456
COPT Defense Properties	93,590	2,711,302
Derwent London PLC	40,360	1,192,313
Dexus(a)	260,400	1,200,589
Japan Real Estate Investment Corp.(a)	190	659,016
Nippon Building Fund, Inc.	519	2,002,951

		9,467,627

Residential REITs – 4.2%
Comforia Residential REIT, Inc.(a)	600	1,244,744
Independence Realty Trust, Inc.	289,380	5,396,937

Company	Shares	U.S. $ Value

Invitation Homes, Inc.	88,540	$3,122,806
Killam Apartment Real Estate Investment Trust	119,130	1,598,869
Mid-America Apartment Communities, Inc.	49,720	6,949,364
Sun Communities, Inc.	25,497	3,231,235
UDR, Inc.	164,440	6,589,111
UNITE Group PLC (The)	131,060	1,606,433

		29,739,499

Retail REITs – 4.6%
Acadia Realty Trust	200,640	4,341,850
Brixmor Property Group, Inc.	141,310	3,599,166
CapitaLand Integrated Commercial Trust	1,355,660	2,117,590
Frasers Centrepoint Trust	645,600	1,069,579
Japan Metropolitan Fund Invest	1,563	975,934
Klepierre SA	60,650	1,736,686
Link REIT	345,160	1,456,237
NETSTREIT Corp.	149,706	2,465,658
Phillips Edison & Co., Inc.	19,220	674,622
Realty Income Corp.	69,440	3,987,939
Region Re Ltd.	1,710,157	2,546,447
Simon Property Group, Inc.	51,432	7,891,726

		32,863,434

Specialized REITs – 6.2%
Big Yellow Group PLC	64,740	1,006,798
Digital Realty Trust, Inc.	49,380	7,381,816
Equinix, Inc.	15,080	11,916,819
Extra Space Storage, Inc.	35,540	5,672,895
Iron Mountain, Inc.	56,960	5,841,818
Public Storage	20,040	5,930,237
VICI Properties, Inc.	192,047	6,003,389

		43,753,772

		205,988,271

Energy – 9.6%
Energy Equipment & Services – 0.7%
Saipem SpA(b)	731,365	1,737,456
TechnipFMC PLC	49,380	1,456,710
Vallourec SACA(b)	95,417	1,542,761

		4,736,927

Oil, Gas & Consumable Fuels – 8.9%
BP PLC	588,380	3,477,979
Cameco Corp.	31,765	1,445,275
Chevron Corp.	28,164	4,519,477
ConocoPhillips	44,847	4,986,986
Cosan SA	74,800	176,812
Coterra Energy, Inc.	35,124	906,199
Devon Energy Corp.	21,681	1,019,657
Eni SpA	229,109	3,665,696
EOG Resources, Inc.	30,258	3,836,714
Exxon Mobil Corp.	110,598	13,115,817
Gazprom PJSC(b) (c) (d) (e)	818,956	0
Hess Corp.	18,913	2,901,633
HF Sinclair Corp.	15,742	810,241
Imperial Oil Ltd.(a)	17,488	1,252,843
LUKOIL PJSC(c) (d) (e)	20,541	0

Company	Shares	U.S. $ Value

Neste Oyj(a)	1,309	$26,419
Paladin Energy Ltd.(a) (b)	21,854	163,942
REX American Resources Corp.(b)	11,966	607,993
Shell PLC	341,580	12,455,332
TotalEnergies SE	88,017	5,938,181
Uranium Energy Corp.(b)	72,764	431,491
Woodside Energy Group Ltd.	67,700	1,227,726

		62,966,413

		67,703,340

Materials – 6.9%
Chemicals – 2.1%
Air Liquide SA	1,066	194,501
Air Products and Chemicals, Inc.	1,956	516,091
Albemarle Corp.(a)	3,997	374,399
BASF SE	4,732	220,308
CF Industries Holdings, Inc.	16,990	1,297,866
CNGR Advanced Material Co., Ltd. - Class A	120,990	500,841
Corteva, Inc.	39,239	2,201,308
DSM-Firmenich AG	1,923	245,507
Ecolab, Inc.	2,154	496,906
Enchem Co., Ltd.(b)	1,623	207,651
Ganfeng Lithium Group Co., Ltd - Class A	91,880	358,042
Givaudan SA (REG)	67	328,706
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	190,600	415,066
Johnson Matthey PLC	13,423	282,825
LG Chem Ltd.	943	212,066
Linde PLC	1,010	458,035
Mitsubishi Chemical Group Corp.	24,400	144,112
Novonesis (Novozymes) B	4,168	265,323
Nutrien Ltd.	19,786	1,013,043
RPM International, Inc.	10,503	1,275,694
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	240,219	432,244
Sherwin-Williams Co. (The)	3,999	1,402,849
Sumitomo Chemical Co., Ltd.(a)	496,400	1,272,498
Symrise AG	2,348	295,922
Umicore SA(a)	14,315	196,603
Wacker Chemie AG	1,751	175,011

		14,783,417

Metals & Mining – 4.8%
Agnico Eagle Mines Ltd.	34,999	2,700,499
Anglo American PLC	70,664	2,142,272
Antofagasta PLC	71,499	1,861,776
APERAM SA(a)	32,606	886,019
ArcelorMittal SA	98,343	2,239,337
Barrick Gold Corp.	101,894	1,886,058
Capstone Mining Corp.(b)	221,137	1,486,366
CMOC Group Ltd. - Class H	819,000	653,201
Endeavour Mining PLC	94,446	2,109,690
Glencore PLC	591,052	3,279,652
Kinross Gold Corp.	82,996	754,427
Lundin Mining Corp.	95,803	967,294
MMC Norilsk Nickel PJSC (ADR)(b) (c) (d)	66,074	0

Company	Shares	U.S. $ Value

Norsk Hydro ASA	216,989	$1,203,607
Radius Recycling, Inc.	26,159	474,001
Rio Tinto PLC	110,086	7,159,211
Sims Ltd.(a)	37,777	252,216
Teck Resources Ltd. - Class B	58,085	2,846,746
Vale SA (Sponsored ADR)	125,171	1,358,105

		34,260,477

		49,043,894

Industrials – 5.6%
Aerospace & Defense – 0.2%
BAE Systems PLC	18,222	303,908
General Electric Co.	3,928	668,546
Huntington Ingalls Industries, Inc.	1,303	364,814

		1,337,268

Building Products – 0.9%
A O Smith Corp.	7,270	618,241
Advanced Drainage Systems, Inc.	3,531	625,128
AGC, Inc.	17,900	640,636
Kingspan Group PLC	2,907	271,991
Lennox International, Inc.	1,669	973,862
Masco Corp.	14,697	1,144,162
Nibe Industrier AB - Class B	30,228	132,829
Owens Corning	10,987	2,047,757

		6,454,606

Commercial Services & Supplies – 0.4%
Casella Waste Systems, Inc. - Class A(b)	4,401	455,767
Cintas Corp.	1,233	941,938
Clean Harbors, Inc.(b)	2,634	628,815
Element Fleet Management Corp.	21,058	402,812
Rollins, Inc.	12,692	608,074

		3,037,406

Construction & Engineering – 0.3%
EMCOR Group, Inc.	1,562	586,437
MasTec, Inc.(b)	5,504	605,605
Quanta Services, Inc.	2,210	586,490

		1,778,532

Electrical Equipment – 2.0%
ABB Ltd. (REG)	7,063	392,043
Acuity Brands, Inc.	4,820	1,211,507
Array Technologies, Inc.(b)	55,225	580,967
Bloom Energy Corp. - Class A(a) (b)	36,359	492,301
BWX Technologies, Inc.	6,260	622,808
Cavendish Hydrogen ASA(b)	3,606	6,149
Contemporary Amperex Technology Co., Ltd. - Class A	13,560	349,368
Doosan Fuel Cell Co., Ltd.(b)	4,171	61,398
Ecopro BM Co., Ltd.(b)	676	89,752
Eve Energy Co., Ltd. - Class A	73,700	391,959
Fluence Energy, Inc.(a) (b)	35,520	581,818
FuelCell Energy, Inc.(a) (b)	957,946	485,104

Company	Shares	U.S. $ Value

Goldwind Science & Technology Co., Ltd. - Class A	440,800	$488,688
GoodWe Technologies Co., Ltd. - Class A	40,135	335,570
Gotion High-tech Co., Ltd. - Class A	101,800	275,672
GS Yuasa Corp.	20,300	361,203
Legrand SA	2,906	313,984
NARI Technology Co., Ltd. - Class A	106,870	355,076
NEL ASA(b)	321,017	172,958
Nexans SA	3,244	419,275
NEXTracker, Inc. - Class A(b)	11,327	556,609
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	137,762	435,348
Nordex SE(b)	21,506	326,055
Plug Power, Inc.(b)	167,594	413,957
Prysmian SpA	23,983	1,648,699
Schneider Electric SE	1,221	294,304
Siemens Energy AG(b)	9,643	280,019
Signify NV(f)	13,866	343,244
SK IE Technology Co., Ltd.(b) (f)	1,015	27,824
Sungrow Power Supply Co., Ltd. - Class A	49,100	468,660
SunPower Corp.(a) (b)	448,320	382,641
Sunrun, Inc.(b)	28,053	491,769
Titan Wind Energy Suzhou Co., Ltd. - Class A	398,900	470,775
Vestas Wind Systems A/S(b)	9,249	228,885

		14,356,389

Ground Transportation – 0.0%
MTR Corp., Ltd.	32,000	103,523

Industrial Conglomerates – 0.2%
DCC PLC	7,271	500,935
Hikari Tsushin, Inc.	3,000	561,763
Hitachi Ltd.	6,200	133,961
Siemens AG (REG)	1,475	270,068

		1,466,727

Machinery – 0.7%
AGCO Corp.	5,471	516,572
Alstom SA(b)	8,975	175,844
Chart Industries, Inc.(b)	3,000	483,240
CNH Industrial NV	21,598	224,869
Cummins, Inc.	2,202	642,543
Deere & Co.	1,389	516,680
Energy Recovery, Inc.(b)	30,220	440,608
NGK Insulators Ltd.	20,800	281,112
Volvo AB - Class B	50,499	1,288,772
Xylem, Inc./NY	3,520	469,920

		5,040,160

Professional Services – 0.6%
Automatic Data Processing, Inc.	5,434	1,427,077
Robert Half, Inc.	20,186	1,295,739
Verisk Analytics, Inc.	4,553	1,191,748

		3,914,564

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
WW Grainger, Inc.	954	$931,877

Transportation Infrastructure – 0.2%
Aena SME SA	6,118	1,162,412

		39,583,464

Information Technology – 5.5%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	3,449	1,375,875

Electronic Equipment, Instruments & Components – 0.2%
Itron, Inc.(b)	5,521	571,092
Samsung SDI Co., Ltd.	827	194,452
Shoals Technologies Group, Inc. - Class A(b)	60,769	394,999

		1,160,543

IT Services – 0.1%
GoDaddy, Inc. - Class A(b)	4,534	659,470

Semiconductors & Semiconductor Equipment – 2.0%
Applied Materials, Inc.	2,997	635,963
ASML Holding NV	1,022	951,657
Broadcom, Inc.	4,852	779,619
Enphase Energy, Inc.(b)	3,939	453,418
First Solar, Inc.(b)	2,781	600,668
GCL Technology Holdings Ltd.(b)	2,020,000	284,210
JA Solar Technology Co., Ltd. - Class A	269,280	402,535
LONGi Green Energy Technology Co., Ltd. - Class A	169,232	340,078
Maxeon Solar Technologies Ltd.(b)	1,250,987	222,050
NVIDIA Corp.	53,643	6,277,304
QUALCOMM, Inc.	5,790	1,047,701
Shanghai Aiko Solar Energy Co., Ltd. - Class A(b)	263,300	343,874
SolarEdge Technologies, Inc.(a) (b)	15,936	459,913
Universal Display Corp.	2,390	532,062
Wolfspeed, Inc.(a) (b)	20,389	384,333
Xinyi Solar Holdings Ltd.	644,000	305,564

		14,020,949

Software – 1.9%
Autodesk, Inc.(b)	5,016	1,241,560
Constellation Software, Inc./Canada	263	829,830
DocuSign, Inc.(b)	5,363	297,539
Dropbox, Inc. - Class A(b)	50,574	1,209,730
Manhattan Associates, Inc.(b)	4,955	1,265,408
Microsoft Corp.	14,235	5,955,212
Oracle Corp.	8,492	1,184,210
ServiceNow, Inc.(b)	1,769	1,440,656
Trend Micro, Inc./Japan	1,700	81,485

		13,505,630

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	30,592	$6,793,872
NetApp, Inc.	9,932	1,261,165

		8,055,037

		38,777,504

Real Estate Management & Development – 4.9%
Diversified Real Estate Activities – 1.7%
Mitsubishi Estate Co., Ltd.	135,800	2,314,565
Mitsui Fudosan Co., Ltd.	610,600	6,325,730
Sumitomo Realty & Development Co., Ltd.	60,300	1,993,080
Sun Hung Kai Properties Ltd.	101,000	874,511

		11,507,886

Real Estate Development – 0.6%
Katitas Co., Ltd.	109,700	1,375,144
Sino Land Co., Ltd.	2,826,000	2,923,096

		4,298,240

Real Estate Operating Companies – 2.4%
Azrieli Group Ltd.	11,270	691,723
CapitaLand Investment Ltd./Singapore	389,700	790,130
Castellum AB(b)	170,740	2,138,810
Catena AB	21,560	1,097,580
CTP NV	80,699	1,413,845
Fastighets AB Balder - Class B(b)	184,140	1,357,910
LEG Immobilien SE	18,170	1,584,996
PSP Swiss Property AG (REG)	15,400	2,057,917
Shurgard Self Storage Ltd.	14,750	576,674
Swire Properties Ltd.	775,400	1,224,612
TAG Immobilien AG(b)	66,260	998,255
Vonovia SE	102,304	3,136,661

		17,069,113

Real Estate Services – 0.2%
Stem, Inc.(a) (b)	363,618	443,614
Unibail-Rodamco-Westfield(b)	14,570	1,089,562

		1,533,176

		34,408,415

Financials – 3.3%
Banks – 1.2%
Banco Bilbao Vizcaya Argentaria SA	66,173	693,573
Citigroup, Inc.	11,992	778,041
DBS Group Holdings Ltd.	47,900	1,312,623
First Citizens BancShares, Inc./NC - Class A	623	1,300,631
Japan Post Bank Co., Ltd.	126,300	1,314,299
NatWest Group PLC	77,857	369,391
Skandinaviska Enskilda Banken AB - Class A	27,042	415,892
Standard Chartered PLC	134,876	1,332,344
UniCredit SpA	29,277	1,202,544

		8,719,338

Capital Markets – 0.4%
Ameriprise Financial, Inc.	2,835	1,219,248
UBS Group AG (REG)	46,458	1,407,709

		2,626,957

Company	Shares	U.S. $ Value

Consumer Finance – 0.3%
Ally Financial, Inc.	28,739	$1,293,543
Synchrony Financial	20,128	1,022,301

		2,315,844

Financial Services – 0.6%
Corebridge Financial, Inc.	40,839	1,206,793
Eurazeo SE	3,818	300,382
EXOR NV	6,483	664,588
Groupe Bruxelles Lambert NV	717	53,509
Mastercard, Inc. - Class A	4,206	1,950,364

		4,175,636

Insurance – 0.8%
Everest Group Ltd.	3,239	1,272,506
Globe Life, Inc.	11,338	1,051,486
Japan Post Holdings Co., Ltd.	124,200	1,315,335
Japan Post Insurance Co., Ltd.	15,500	319,107
Poste Italiane SpA	90,435	1,224,268
T&D Holdings, Inc.(a)	35,100	657,975

		5,840,677

		23,678,452

Consumer Discretionary – 3.1%
Automobiles – 0.6%
BYD Co., Ltd. - Class H	20,500	606,898
Li Auto, Inc. - Class A(b)	38,700	378,571
Lucid Group, Inc.(b)	120,511	424,199
Nissan Motor Co., Ltd.(a)	385,800	1,224,577
Rivian Automotive, Inc. - Class A(a) (b)	21,937	359,986
Tesla, Inc.(b)	5,180	1,202,123

		4,196,354

Broadline Retail – 0.4%
Amazon.com, Inc.(b)	15,762	2,947,179

Broadline Retail – 0.1%
MercadoLibre, Inc.(b)	312	520,697

Hotels, Restaurants & Leisure – 0.8%
Aristocrat Leisure Ltd.	35,917	1,279,151
Booking Holdings, Inc.	380	1,411,704
Expedia Group, Inc.(b)	7,897	1,008,210
Hyatt Hotels Corp. - Class A	7,600	1,119,708
Lottery Corp., Ltd. (The)	207,857	677,315

		5,496,088

Household Durables – 0.5%
Desarrolladora Homex SAB de CV(b)	1,590	0
Panasonic Holdings Corp.	28,200	230,991
PulteGroup, Inc.	24,649	3,253,668

		3,484,659

Company	Shares	U.S. $ Value

Specialty Retail – 0.5%
Dick’s Sporting Goods, Inc.	6,089	$1,317,355
Home Depot, Inc. (The)	5,058	1,862,154
Industria de Diseno Textil SA	16,651	809,053

		3,988,562

Textiles, Apparel & Luxury Goods – 0.2%
Pandora A/S	8,148	1,277,226

		21,910,765

Health Care – 2.6%
Biotechnology – 0.7%
AbbVie, Inc.	6,640	1,230,525
Amgen, Inc.	2,629	874,064
Incyte Corp.(b)	8,098	526,937
Moderna, Inc.(b)	3,660	436,345
Neurocrine Biosciences, Inc.(b)	3,830	542,213
United Therapeutics Corp.(b)	1,658	519,435
Vertex Pharmaceuticals, Inc.(b)	1,571	778,776

		4,908,295

Health Care Equipment & Supplies – 0.2%
Demant A/S(b)	16,463	631,182
IDEXX Laboratories, Inc.(b)	2,185	1,040,322

		1,671,504

Health Care Providers & Services – 0.8%
ABIOMED, Inc. (CVR)(b) (c) (d)	1,321	1,347
Cencora, Inc.	1,400	333,032
Chartwell Retirement Residences	204,700	2,031,210
McKesson Corp.	1,702	1,050,168
Molina Healthcare, Inc.(b)	2,851	972,961
UnitedHealth Group, Inc.	800	460,928
Universal Health Services, Inc. - Class B	5,134	1,097,444

		5,947,090

Pharmaceuticals – 0.9%
Eli Lilly & Co.	3,088	2,483,586
Merck & Co., Inc.	14,198	1,606,219
Novo Nordisk A/S - Class B	15,405	2,041,053

		6,130,858

		18,657,747

Utilities – 1.8%
Electric Utilities – 0.7%
Elia Group SA/NV(a)	1,505	156,309
Enel SpA	56,481	403,228
Entergy Corp.	11,041	1,280,425
Iberdrola SA	28,921	381,994
Origin Energy Ltd.	176,726	1,212,600
Orsted AS(b)	3,854	229,714

Company	Shares	U.S. $ Value

Redeia Corp. SA	16,949	$300,927
SSE PLC	6,378	154,359
Terna - Rete Elettrica Nazionale(a)	39,125	325,804
Verbund AG	6,089	488,920

		4,934,280

Independent Power and Renewable Electricity Producers – 0.9%
AES Corp. (The)	25,500	453,645
Altus Power, Inc.(b)	123,813	520,015
Boralex, Inc. - Class A	20,819	516,611
Brookfield Renewable Corp. - Class A(a)	18,209	511,854
China Longyuan Power Group Corp., Ltd. - Class H	576,000	516,475
Corp. ACCIONA Energias Renovables SA	7,902	166,889
EDP Renovaveis SA(a)	19,517	303,412
Encavis AG(b)	13,329	245,149
ERG SpA(a)	7,766	205,920
NextEra Energy Partners LP	19,992	510,796
Ormat Technologies, Inc.	6,682	518,791
RENOVA, Inc.(b)	30,900	189,401
Solaria Energia y Medio Ambiente SA(a) (b)	16,438	196,299
Sunnova Energy International, Inc.(a) (b)	44,485	314,509
Vistra Corp.	13,742	1,088,641

		6,258,407

Multi-Utilities – 0.2%
Centrica PLC	724,514	1,235,278
E.ON SE	18,429	258,432
National Grid PLC	12,846	162,992

		1,656,702

		12,849,389

Consumer Staples – 1.1%
Beverages – 0.3%
Carlsberg AS - Class B	9,854	1,189,939
Coca-Cola Co. (The)	12,512	835,051

		2,024,990

Consumer Staples Distribution & Retail – 0.2%
Costco Wholesale Corp.	436	358,392
George Weston Ltd.	6,074	940,675

		1,299,067

Food Products – 0.2%
Beyond Meat, Inc.(a) (b)	83,061	521,623
Darling Ingredients, Inc.(b)	12,606	500,836
Kerry Group PLC - Class A	2,896	270,764
Mowi ASA	36,331	613,213

		1,906,436

Household Products – 0.2%
Kimberly-Clark Corp.	9,147	1,235,302

Company	Shares	U.S. $ Value

Tobacco – 0.2%
Imperial Brands PLC	45,166	$1,244,858

		7,710,653

Communication Services – 1.0%
Entertainment – 0.1%
Netflix, Inc.(b)	383	240,658
Sea Ltd. (ADR)(b)	4,031	264,837

		505,495

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class A	11,485	1,970,137
Alphabet, Inc. - Class C	9,891	1,712,627
Meta Platforms, Inc. - Class A	3,312	1,572,637

		5,255,401

Media – 0.1%
Fox Corp. - Class B	25,884	917,070

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	55,400	722,679

		7,400,645

Total Common Stocks (cost $464,298,797)		527,712,539

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (b) (c) (d) (cost $0)	421	0

SHORT-TERM INVESTMENTS – 23.2%
Investment Companies – 23.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(g) (h) (i) (cost $164,610,506)	164,610,506	164,610,506

Total Investments Before Security Lending Collateral for Securities Loaned – 97.7% (cost $628,909,303)		692,323,045

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(g) (h) (i) (cost $7,163,000)	7,163,000	7,163,000

U.S. $ Value

Total Investments – 98.7% (cost $636,072,303)(j)	$699,486,045
Other assets less liabilities – 1.3%	9,409,024

Net Assets – 100.0%	$708,895,069

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	36	September 2024	$2,888,280	$5,692
Brent Crude Futures	171	January 2025	13,435,470	339,659
Coffee Robusta Futures	44	September 2024	1,874,840	105,079
Coffee ‘C’ Futures	54	March 2025	4,594,725	(33,652)
Copper Futures	108	September 2024	11,276,550	(1,970,779)
Corn Futures	361	March 2025	7,504,288	(88,963)
Cotton No.2 Futures	104	March 2025	3,674,840	(13,283)
Euro STOXX 50 Index Futures	52	September 2024	2,756,447	(12,493)
FTSE 100 Index Futures	10	September 2024	1,074,399	15,193
Gasoline RBOB Futures	29	December 2024	2,588,128	82,959
Gold 100 OZ Futures	188	December 2024	46,492,400	(591,928)
KC HRW Wheat Futures	86	March 2025	2,496,150	808
Lean Hogs Futures	148	February 2025	4,289,040	(99,124)
Live Cattle Futures	93	February 2025	7,025,220	13,057
LME Lead Futures	30	September 2024	1,555,853	(107,736)
LME Nickel Futures	30	September 2024	2,966,605	(477,364)
LME Primary Aluminum Futures	164	September 2024	9,264,729	(1,397,700)
LME Zinc Futures	82	September 2024	5,434,099	(498,546)
Low SU Gasoil Futures	67	January 2025	4,924,500	(251,505)
MSCI Emerging Markets Futures	113	September 2024	6,195,225	79,369
Natural Gas Futures	325	December 2024	11,323,000	(94,809)
NY Harbor ULSD Futures	35	December 2024	3,612,819	(153,098)
S&P 500 E-Mini Futures	60	September 2024	16,674,000	232,177
S&P/TSX 60 Index Futures	4	September 2024	802,694	31,700
Silver Futures	67	September 2024	9,694,230	(382,335)
Soybean Futures	143	January 2025	7,432,425	(561,581)
Soybean Meal Futures	169	January 2025	5,350,540	(387,529)
Soybean Oil Futures	213	January 2025	5,405,940	(161,296)
SPI 200 Futures	5	September 2024	658,936	24,970
Sugar 11 (World) Futures	260	February 2025	5,623,072	(359,026)
TOPIX Index Futures	9	September 2024	1,680,384	16,022
Wheat (CBT) Futures	153	March 2025	4,385,363	20,020
WTI Crude Futures	38	August 2024	2,960,580	11,304
WTI Crude Futures	172	December 2024	12,882,800	(493,183)
Sold Contracts
Bloomberg Commodity Index Futures	4,690	September 2024	45,235,050	1,865,377
LME Primary Aluminum Futures	12	September 2024	677,907	78,824

				$(5,213,720)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	18,371	USD	3,245	08/02/2024	$(3,413)
Bank of America, NA	USD	3,276	BRL	18,371	08/02/2024	(28,399)
Bank of America, NA	CHF	3,533	USD	3,972	08/08/2024	(54,358)
Bank of America, NA	EUR	3,300	USD	3,582	08/08/2024	9,823
Bank of America, NA	USD	9,086	CHF	8,109	08/08/2024	155,374
Bank of America, NA	USD	4,710	EUR	4,346	08/08/2024	(5,617)
Bank of America, NA	JPY	517,740	USD	3,329	08/16/2024	(134,131)
Bank of America, NA	CAD	2,319	USD	1,696	08/23/2024	14,879
Bank of America, NA	CAD	3,661	USD	2,644	08/23/2024	(8,879)
Bank of America, NA	TWD	98,760	USD	3,014	08/23/2024	(13,853)
Bank of America, NA	USD	3,156	CAD	4,342	08/23/2024	(8,929)
Bank of America, NA	GBP	2,440	USD	3,167	08/29/2024	29,507
Bank of America, NA	USD	2,729	GBP	2,102	08/29/2024	(26,062)
Bank of America, NA	BRL	5,058	USD	893	09/04/2024	1,875
Bank of America, NA	CZK	200,664	USD	8,616	09/12/2024	61,362
Bank of America, NA	HUF	2,251,525	USD	6,155	09/12/2024	(20,886)
Bank of America, NA	USD	2,213	COP	9,005,622	09/12/2024	(1,993)
Bank of America, NA	USD	2,169	CZK	50,237	09/12/2024	(27,722)
Bank of America, NA	USD	1,022	PEN	3,821	09/12/2024	(165)
Bank of America, NA	INR	272,875	USD	3,255	09/13/2024	(324)
Bank of America, NA	USD	13,876	INR	1,161,574	09/13/2024	(19,554)
Bank of America, NA	AUD	7,109	USD	4,808	09/19/2024	153,873
Bank of America, NA	SEK	143,104	USD	13,605	09/19/2024	209,188
Bank of America, NA	USD	2,477	AUD	3,778	09/19/2024	(3,075)
Bank of America, NA	USD	6,137	NOK	67,500	09/19/2024	56,392
Bank of America, NA	USD	5,084	SEK	54,355	09/19/2024	4,253
Bank of America, NA	USD	1,317	NZD	2,232	09/26/2024	11,321
Bank of America, NA	USD	8,805	NZD	14,771	09/26/2024	(13,688)
Bank of America, NA	CNH	10,546	USD	1,454	09/27/2024	(11,731)
Barclays Bank PLC	BRL	6,847	USD	1,209	08/02/2024	(1,272)
Barclays Bank PLC	USD	1,233	BRL	6,847	08/02/2024	(22,042)
Barclays Bank PLC	CHF	2,992	USD	3,374	08/08/2024	(35,539)
Barclays Bank PLC	EUR	1,858	USD	2,010	08/08/2024	(1,752)
Barclays Bank PLC	USD	1,224	CHF	1,079	08/08/2024	6,135
Barclays Bank PLC	USD	2,767	EUR	2,583	08/08/2024	28,843
Barclays Bank PLC	USD	1,288	EUR	1,187	08/08/2024	(3,376)
Barclays Bank PLC	USD	14,859	JPY	2,350,112	08/16/2024	861,113
Barclays Bank PLC	MYR	120,107	USD	25,623	08/21/2024	(597,041)
Barclays Bank PLC	USD	42,057	MYR	197,942	08/21/2024	1,154,392
Barclays Bank PLC	USD	4,210	ZAR	78,246	08/22/2024	79,711
Barclays Bank PLC	CAD	4,952	USD	3,616	08/23/2024	27,079
Barclays Bank PLC	CAD	8,703	USD	6,287	08/23/2024	(20,930)
Barclays Bank PLC	TWD	113,418	USD	3,501	08/23/2024	23,087
Barclays Bank PLC	USD	3,559	TWD	114,447	08/23/2024	(49,657)
Barclays Bank PLC	USD	2,760	GBP	2,175	08/29/2024	37,254
Barclays Bank PLC	USD	852	HUF	308,576	09/12/2024	(5,312)
Barclays Bank PLC	USD	1,139	PEN	4,279	09/12/2024	5,938
Barclays Bank PLC	AUD	1,289	USD	843	09/19/2024	(737)
Barclays Bank PLC	USD	3,358	AUD	5,033	09/19/2024	(62,468)
Barclays Bank PLC	USD	3,871	SEK	41,866	09/19/2024	47,570
Barclays Bank PLC	NZD	6,433	USD	3,773	09/26/2024	(55,532)
Barclays Bank PLC	USD	8,310	MXN	151,449	09/26/2024	(249,788)
Barclays Bank PLC	USD	373	KRW	515,664	10/18/2024	4,550
Barclays Bank PLC	IDR	89,950,330	USD	5,497	10/25/2024	(27,159)
Barclays Bank PLC	PHP	188,814	USD	3,222	10/25/2024	(9,338)
Barclays Bank PLC	USD	7,047	IDR	114,969,040	10/25/2024	13,180
Barclays Bank PLC	USD	2,531	IDR	41,073,921	10/25/2024	(8,634)
Barclays Bank PLC	USD	3,884	PHP	228,058	10/25/2024	18,965
Barclays Bank PLC	USD	1,132	PHP	66,113	10/25/2024	(518)
BNP Paribas SA	CLP	9,225,727	USD	10,079	09/12/2024	286,196
Deutsche Bank AG	BRL	35,045	USD	6,426	08/02/2024	230,403
Deutsche Bank AG	BRL	12,196	USD	2,154	08/02/2024	(2,266)
Deutsche Bank AG	USD	6,189	BRL	35,045	08/02/2024	6,511
Deutsche Bank AG	USD	2,253	BRL	12,196	08/02/2024	(96,857)
Deutsche Bank AG	CHF	5,174	USD	5,826	08/08/2024	(70,980)
Deutsche Bank AG	EUR	8,541	USD	9,194	08/08/2024	(52,311)
Deutsche Bank AG	USD	3,712	CHF	3,325	08/08/2024	77,551
Deutsche Bank AG	USD	15,908	EUR	14,779	08/08/2024	90,516
Deutsche Bank AG	JPY	1,980,282	USD	12,832	08/16/2024	(414,729)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	10,383	JPY	1,632,881	08/16/2024	$539,542
Deutsche Bank AG	ZAR	97,772	USD	5,322	08/22/2024	(37,565)
Deutsche Bank AG	CAD	4,875	USD	3,582	08/23/2024	48,823
Deutsche Bank AG	TWD	137,895	USD	4,299	08/23/2024	70,791
Deutsche Bank AG	USD	436	TWD	14,004	08/23/2024	(7,067)
Deutsche Bank AG	GBP	3,447	USD	4,416	08/29/2024	(16,507)
Deutsche Bank AG	USD	1,162	GBP	917	08/29/2024	16,988
Deutsche Bank AG	USD	697	HUF	250,422	09/12/2024	(10,084)
Deutsche Bank AG	USD	1,022	PEN	3,819	09/12/2024	(985)
Deutsche Bank AG	INR	648,668	USD	7,746	09/13/2024	7,931
Deutsche Bank AG	AUD	1,168	USD	788	09/19/2024	23,093
Deutsche Bank AG	SEK	19,400	USD	1,847	09/19/2024	31,270
Deutsche Bank AG	USD	1,355	AUD	2,069	09/19/2024	120
Deutsche Bank AG	USD	4,741	AUD	7,133	09/19/2024	(70,501)
Deutsche Bank AG	USD	2,268	NOK	24,986	09/19/2024	24,901
Deutsche Bank AG	USD	644	SEK	6,912	09/19/2024	2,873
Goldman Sachs Bank USA	BRL	26,592	USD	4,696	08/02/2024	(4,941)
Goldman Sachs Bank USA	USD	4,857	BRL	26,592	08/02/2024	(155,556)
Goldman Sachs Bank USA	EUR	8,691	USD	9,300	08/08/2024	(108,859)
Goldman Sachs Bank USA	JPY	654,112	USD	4,263	08/16/2024	(112,672)
Goldman Sachs Bank USA	USD	4,947	JPY	769,623	08/16/2024	200,996
Goldman Sachs Bank USA	MYR	7,786	USD	1,648	08/21/2024	(51,701)
Goldman Sachs Bank USA	TWD	51,853	USD	1,593	08/23/2024	3,375
Goldman Sachs Bank USA	TWD	33,688	USD	1,031	08/23/2024	(1,736)
Goldman Sachs Bank USA	USD	18,542	CAD	25,454	08/23/2024	(94,802)
Goldman Sachs Bank USA	GBP	2,230	USD	2,907	08/29/2024	39,038
Goldman Sachs Bank USA	PEN	14,747	USD	3,947	09/12/2024	2,352
Goldman Sachs Bank USA	PLN	2,247	USD	566	09/12/2024	(389)
Goldman Sachs Bank USA	USD	677	CLP	618,194	09/12/2024	(20,434)
Goldman Sachs Bank USA	INR	417,791	USD	4,979	09/13/2024	(4,534)
Goldman Sachs Bank USA	NOK	53,552	USD	4,980	09/19/2024	66,586
Goldman Sachs Bank USA	USD	3,507	NZD	5,949	09/26/2024	33,745
Goldman Sachs Bank USA	KRW	3,521,307	USD	2,556	10/18/2024	(23,470)
Goldman Sachs Bank USA	USD	6,358	IDR	103,169,824	10/25/2024	(21,686)
HSBC Bank USA	CAD	1,272	USD	928	08/23/2024	6,108
HSBC Bank USA	USD	583	AUD	873	09/19/2024	(11,292)
JPMorgan Chase Bank, NA	BRL	28,961	USD	5,121	08/02/2024	1,041
JPMorgan Chase Bank, NA	USD	5,115	BRL	28,961	08/02/2024	5,381
JPMorgan Chase Bank, NA	CHF	793	USD	896	08/08/2024	(7,925)
JPMorgan Chase Bank, NA	EUR	2,599	USD	2,799	08/08/2024	(14,064)
JPMorgan Chase Bank, NA	USD	3,514	CHF	3,176	08/08/2024	105,232
JPMorgan Chase Bank, NA	USD	710	EUR	657	08/08/2024	834
JPMorgan Chase Bank, NA	USD	3,319	JPY	521,862	08/16/2024	172,247
JPMorgan Chase Bank, NA	ZAR	62,400	USD	3,437	08/22/2024	16,428
JPMorgan Chase Bank, NA	ZAR	43,721	USD	2,383	08/22/2024	(14,094)
JPMorgan Chase Bank, NA	CAD	1,646	USD	1,204	08/23/2024	11,398
JPMorgan Chase Bank, NA	TWD	12,523	USD	388	08/23/2024	3,854
JPMorgan Chase Bank, NA	USD	934	CAD	1,272	08/23/2024	(12,228)
JPMorgan Chase Bank, NA	GBP	458	USD	587	08/29/2024	(1,439)
JPMorgan Chase Bank, NA	USD	1,467	GBP	1,142	08/29/2024	1,605
JPMorgan Chase Bank, NA	USD	5,104	BRL	28,961	09/04/2024	(628)
JPMorgan Chase Bank, NA	COP	3,797,407	USD	949	09/12/2024	16,661
JPMorgan Chase Bank, NA	CZK	21,625	USD	925	09/12/2024	3,028
JPMorgan Chase Bank, NA	USD	597	COP	2,432,517	09/12/2024	32
JPMorgan Chase Bank, NA	USD	4,712	PLN	18,548	09/12/2024	(34,939)
JPMorgan Chase Bank, NA	USD	3,663	INR	306,754	09/13/2024	(3,831)
JPMorgan Chase Bank, NA	KRW	1,710,817	USD	1,243	10/18/2024	(10,519)
Morgan Stanley & Co. LLC	CNH	66,020	USD	9,120	09/27/2024	(57,314)
Morgan Stanley Capital Services, Inc.	CHF	21,556	USD	24,048	08/08/2024	(519,096)
Morgan Stanley Capital Services, Inc.	EUR	3,424	USD	3,728	08/08/2024	21,790
Morgan Stanley Capital Services, Inc.	USD	2,202	CHF	1,993	08/08/2024	69,811
Morgan Stanley Capital Services, Inc.	USD	1,618	EUR	1,513	08/08/2024	19,550
Morgan Stanley Capital Services, Inc.	USD	4,710	EUR	4,339	08/08/2024	(12,368)
Morgan Stanley Capital Services, Inc.	JPY	1,272,183	USD	8,156	08/16/2024	(354,377)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	4,253	JPY	668,490	08/16/2024	$218,679
Morgan Stanley Capital Services, Inc.	MYR	46,104	USD	9,797	08/21/2024	(267,811)
Morgan Stanley Capital Services, Inc.	USD	12,464	MYR	58,397	08/21/2024	284,077
Morgan Stanley Capital Services, Inc.	CAD	9,249	USD	6,725	08/23/2024	21,690
Morgan Stanley Capital Services, Inc.	CAD	4,217	USD	3,053	08/23/2024	(3,239)
Morgan Stanley Capital Services, Inc.	TWD	100,623	USD	3,066	08/23/2024	(19,261)
Morgan Stanley Capital Services, Inc.	USD	7,219	CAD	9,826	08/23/2024	(97,872)
Morgan Stanley Capital Services, Inc.	USD	22,662	TWD	722,135	08/23/2024	(521,201)
Morgan Stanley Capital Services, Inc.	GBP	2,754	USD	3,554	08/29/2024	13,025
Morgan Stanley Capital Services, Inc.	USD	17,879	GBP	14,095	08/29/2024	245,930
Morgan Stanley Capital Services, Inc.	USD	2,946	GBP	2,278	08/29/2024	(17,193)
Morgan Stanley Capital Services, Inc.	CLP	540,341	USD	569	09/12/2024	(4,432)
Morgan Stanley Capital Services, Inc.	COP	7,640,732	USD	1,909	09/12/2024	33,017
Morgan Stanley Capital Services, Inc.	CZK	22,205	USD	948	09/12/2024	1,722
Morgan Stanley Capital Services, Inc.	USD	936	HUF	339,511	09/12/2024	(4,616)
Morgan Stanley Capital Services, Inc.	USD	362	INR	30,278	09/13/2024	(1,278)
Morgan Stanley Capital Services, Inc.	AUD	22,722	USD	15,106	09/19/2024	228,570
Morgan Stanley Capital Services, Inc.	DKK	24,799	USD	3,648	09/19/2024	41,894
Morgan Stanley Capital Services, Inc.	NOK	5,974	USD	545	09/19/2024	(3,413)
Morgan Stanley Capital Services, Inc.	USD	4,829	SEK	52,029	09/19/2024	41,317
Morgan Stanley Capital Services, Inc.	USD	698	SEK	7,342	09/19/2024	(10,663)
Morgan Stanley Capital Services, Inc.	MXN	13,535	USD	729	09/26/2024	8,954
Morgan Stanley Capital Services, Inc.	USD	3,855	NZD	6,470	09/26/2024	(3,769)
Morgan Stanley Capital Services, Inc.	CNH	121,822	USD	16,828	09/27/2024	(105,758)
Morgan Stanley Capital Services, Inc.	USD	7,341	KRW	10,053,234	10/18/2024	23,936
NatWest Markets PLC	USD	1,624	CHF	1,429	08/08/2024	4,747
State Street Bank & Trust Co.	CHF	422	USD	469	08/08/2024	(12,217)
State Street Bank & Trust Co.	USD	2,133	CHF	1,902	08/08/2024	34,616
State Street Bank & Trust Co.	USD	1,216	EUR	1,129	08/08/2024	6,711
State Street Bank & Trust Co.	USD	710	EUR	653	08/08/2024	(3,044)
State Street Bank & Trust Co.	JPY	344,800	USD	2,212	08/16/2024	(94,271)
State Street Bank & Trust Co.	ZAR	7,839	USD	428	08/22/2024	(1,460)
State Street Bank & Trust Co.	CAD	1,239	USD	897	08/23/2024	(1,064)
State Street Bank & Trust Co.	USD	697	CAD	959	08/23/2024	(1,586)
State Street Bank & Trust Co.	GBP	2,897	USD	3,663	08/29/2024	(62,247)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	738	GBP	575	08/29/2024	$1,260
State Street Bank & Trust Co.	CZK	10,806	USD	464	09/12/2024	3,526
State Street Bank & Trust Co.	THB	358,514	USD	9,908	09/12/2024	(182,950)
State Street Bank & Trust Co.	USD	410	CZK	9,593	09/12/2024	(580)
State Street Bank & Trust Co.	USD	446	PLN	1,754	09/12/2024	(3,306)
State Street Bank & Trust Co.	USD	2,033	THB	72,834	09/12/2024	17,342
State Street Bank & Trust Co.	AUD	1,298	USD	864	09/19/2024	13,897
State Street Bank & Trust Co.	SEK	10,133	USD	964	09/19/2024	15,097
State Street Bank & Trust Co.	USD	1,103	AUD	1,642	09/19/2024	(27,436)
State Street Bank & Trust Co.	USD	217	NOK	2,329	09/19/2024	(3,277)
State Street Bank & Trust Co.	USD	357	SEK	3,849	09/19/2024	2,795
State Street Bank & Trust Co.	USD	470	SEK	4,943	09/19/2024	(7,280)
State Street Bank & Trust Co.	NZD	484	USD	288	09/26/2024	414
State Street Bank & Trust Co.	USD	411	CNH	2,958	09/27/2024	628
State Street Bank & Trust Co.	USD	810	HKD	6,310	10/17/2024	(773)
State Street Bank & Trust Co.	SGD	780	USD	582	10/18/2024	(3,813)

						$1,103,679

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$3,020,655	$—	$3,020,655
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	393,489	—	393,489

							$3,414,144	$—	$3,414,144

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	40,208	04/15/2025	$828,020
Citibank, NA
Bloomberg Commodity Index	0.00%	Maturity	USD	14,484	09/16/2024	(695,135)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International
Bloomberg Commodity Index	0.00%	Maturity	USD	22,375	09/16/2024	$(1,073,842)
Pay Total Return on Reference Obligation
Bank of America, NA
FTSE EPRA/NAREIT Developed Real Estate Index	EFFR plus 0.40%	Quarterly	USD	15,054	09/16/2024	(901,819)
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.48%	Quarterly	USD	27,717	09/16/2024	(1,658,068)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.42%	Quarterly	USD	3,747	02/18/2025	(114,415)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.54%	Quarterly	USD	16,023	04/15/2025	(962,206)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.47%	Quarterly	USD	6,285	05/15/2025	(30,882)

						$(4,608,347)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021 - 01/11/2022	$3,987,580	$0	0.00%
LUKOIL PJSC	01/07/2021 - 08/19/2022	1,631,127	0	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $371,068 or 0.1% of net assets.

(g)	Affiliated investments.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,857,231 and gross unrealized depreciation of investments was $(39,747,733), resulting in net unrealized appreciation of $58,109,498.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EFFR – Effective Federal Funds Rate

EPRA – European Public Real Estate Association

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of July 31, 2024.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Enbridge, Inc.	71,921	USD 2,690,048	6.7%
Vinci SA	19,752	2,257,049	5.6%
American Tower Corp.	10,187	2,245,176	5.6%
National Grid PLC	1,416	1,793,304	4.5%
TC Energy Corp.	33,993	1,442,427	3.6%
Williams Cos., Inc. (The)	27,919	1,198,852	3.0%
Energy Transfer LP	72,057	1,172,370	2.9%
ONEOK, Inc.	14,033	1,169,352	2.9%
Sempra	13,972	1,118,565	2.8%
Crown Castle, Inc.	10,081	1,109,716	2.8%
Enterprise Products Partners LP	37,731	1,088,927	2.7%
Transurban Group	112,687	957,336	2.4%
Cheniere Energy, Inc.	5,172	944,528	2.3%
Exelon Corp.	24,937	927,643	2.3%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Kinder Morgan, Inc.	42,517	USD 898,395	2.2%
PG&E Corp.	48,923	892,850	2.2%
Consolidated Edison, Inc.	7,969	777,165	1.9%
Cellnex Telecom SA	19,912	693,383	1.7%
Pembina Pipeline Corp.	17,856	691,641	1.7%
Ferrovial SE	17,225	684,810	1.7%
Fortis, Inc. (Canada)	16,337	682,595	1.7%
Edison International	8,454	676,390	1.7%
Targa Resources Corp.	4,823	652,446	1.6%
SBA Communications Corp.	2,659	583,809	1.5%
American Water Works Co., Inc.	4,091	582,401	1.4%
Eversource Energy	7,912	513,563	1.3%
Aena SME SA	2,667	505,288	1.3%
Atmos Energy Corp.	3,481	445,120	1.1%
CenterPoint Energy, Inc.	16,018	444,493	1.1%
Terna - Rete Elettrica Naziona	50,242	418,079	1.0%
MPLX LP	8,668	371,170	0.9%
Snam SpA	74,001	353,696	0.9%
Tokyo Gas Co., Ltd.	15,218	333,984	0.8%
Hydro One Ltd.	10,407	325,970	0.8%
United Utilities Group PLC	242	320,460	0.8%
Severn Trent PLC	93	307,699	0.8%
Hong Kong & China Gas Co., Ltd.	353,712	288,421	0.7%
NiSource, Inc.	9,084	283,883	0.7%
APA Group	49,377	255,043	0.6%
Redeia Corporacion SA	13,892	246,087	0.6%
Brookfield Infrastructure Partners LP	7,467	235,803	0.6%
Auckland International Airport Ltd.	52,949	235,237	0.6%
Grupo Aeroportuario del Pacifico SAB de CV	1,436	229,671	0.6%
Essential Utilities, Inc.	5,619	228,404	0.6%
Keyera Corp.	7,584	213,842	0.5%
Grupo Aeroportuario del Sureste	700	210,298	0.5%
Plains All American Pipeline LP	11,439	208,080	0.5%
ENN Energy Holdings Ltd.	29,324	206,077	0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	12,900	201,625	0.5%
China Tower Corp Ltd.	1,597,826	196,353	0.5%
Other Long	884,830	4,698,260	11.8%

COUNTRY BREAKDOWN1

July 31, 2024 (unaudited)

45.5%	United States
5.2%	United Kingdom
4.7%	Japan
3.7%	Australia
3.1%	Canada
1.8%	France
1.5%	Italy
1.3%	Singapore
1.3%	China
1.1%	Germany
1.0%	Hong Kong
0.9%	Sweden
0.9%	Denmark
4.2%	Other
23.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Austria, Belgium, Brazil, Chile, Finland, Ireland, Israel, Luxembourg, Mexico, Netherlands, Norway, Russia, South Africa, South Korea, Spain and Switzerland.

All Market Real Return Portfolio

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$158,259,754	$47,728,517	$—		$205,988,271
Energy	37,467,848	30,235,492	0	(a)	67,703,340
Materials	21,792,512	27,251,382	0	(a)	49,043,894
Industrials	25,000,082	14,583,382	—		39,583,464
Information Technology	35,873,649	2,903,855	—		38,777,504
Real Estate Management & Development	443,614	33,964,801	—		34,408,415
Financials	11,094,913	12,583,539	—		23,678,452
Consumer Discretionary	15,426,983	6,483,782	—		21,910,765
Health Care	15,984,165	2,672,235	1,347		18,657,747
Utilities	5,715,287	7,134,102	—		12,849,389
Consumer Staples	4,391,879	3,318,774	—		7,710,653
Communication Services	6,677,966	722,679	—		7,400,645
Warrants	—	—	0	(a)	—
Short-Term Investments	164,610,506	—	—		164,610,506
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,163,000	—	—		7,163,000

Total Investments in Securities	509,902,158	189,582,540	1,347	(a)	699,486,045
Other Financial Instruments(b):
Assets:
Futures	2,922,210	—	—		2,922,210
Forward Currency Exchange Contracts	—	6,538,109	—		6,538,109
Inflation (CPI) Swaps	—	3,414,144	—		3,414,144
Total Return Swaps	—	828,020	—		828,020
Liabilities:
Futures	(8,135,930)	—	—		(8,135,930)
Forward Currency Exchange Contracts	—	(5,434,430)	—		(5,434,430)
Total Return Swaps	—	(5,436,367)	—		(5,436,367)

Total	$504,688,438	$189,492,016	$1,347	(a)	$694,181,801

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$278,917	$257,449	$371,755	$164,611	$7,778
Government Money Market Portfolio*	8,078	83,687	84,602	7,163	336
Total	$286,995	$341,136	$456,357	$171,774	$8,114

*	Investments of cash collateral for securities lending transactions.